Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000194765
Shareholder Report [Line Items]
Fund Name	Recurrent MLP & Infrastructure Fund
Class Name	Class I
Trading Symbol	RMLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Recurrent MLP & Infrastructure Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://recurrentfunds.com/about-our-fund-rmlpx/rmlpx-reports-filings. You can also request this information by contacting us at 1-833-732-8773.
Additional Information Phone Number	1-833-732-8773
Additional Information Website	https://recurrentfunds.com/about-our-fund-rmlpx/rmlpx-reports-filings
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$118	1.13%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 2, 2017)
Recurrent MLP & Infrastructure Fund	8.48%	31.88%	10.74%
Alerian MLP Index	11.71%	30.95%	9.64%
S&P 500® Index	21.45%	17.64%	14.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,180,638,066
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 10,136,854
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,180,638,066
Number of Portfolio Holdings	26
Advisory Fee	$10,136,854
Portfolio Turnover	12%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.3%
Master Limited Partnerships	23.7%
Money Market Funds	1.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	1.0%
Materials	1.3%
Energy	97.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Cenovus Energy, Inc.	8.1%
Energy Transfer, L.P.	6.8%
Targa Resources Corporation	6.5%
ONEOK, Inc.	6.2%
Suncor Energy, Inc.	5.3%
Pembina Pipeline Corporation	5.0%
Phillips 66	4.8%
Cheniere Energy, Inc.	4.4%
Keyera Corporation	4.2%
Enterprise Products Partners, L.P.	4.2%